UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                              Raymond L. McFeetors
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                       Maxim Loomis Sayles Bond Portfolio

                                  Annual Report

                                December 31, 2005

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Loomis Sayles Bond Portfolio

For 2005, the Maxim Loomis Sayles Bond Portfolio generated reasonably strong performance. Net of fees, the Portfolio returned +3.71% despite rising yields and a somewhat uninspiring year for domestic capital markets. Within this multi-sector Portfolio, there were various contributors to performance throughout the year. As global demand remained strong and capital flows impacted world economies, emerging markets such as Brazil, proved a strong donor to overall performance. Investments in the US investment grade credit sector also contributed towards performance, particularly within the industrial sector as manufacturing strength persevered. The Portfolio's allocation to high yield industrial securities (approximately 20%) was rewarded as spreads remained range-bound for most of the year. Likewise, much of our currency exposure, including many of our Canadian dollar-denominated securities, were additive. In terms of laggards, the Portfolio's US Treasury holdings proved a slight detriment towards the Portfolio's overall return. The curve flattened significantly during the period, with short maturity rates rising and much of the long end flat or lower at year end. The Portfolio's shorter maturity US Treasury holdings of 1-3 years felt the negative effects of the flattening yield curve the most. The yield on the two-year Treasury rose 134 basis points during the year, while the longer-dated 30 year bond declined 29 basis points. In addition, given the difficulties in the US auto industry, our small auto-related holdings proved generally to be laggards. Looking ahead, we will continue to position the Portfolio to be well diversified within its multi-sector approach. We foresee slightly higher yields as a result of continued reasonable growth in the US economy, a potentially flatter yield curve, and a weaker dollar in 2006. Security selection will continue to be of critical importance.


             Maxim Loomis Sayles
                Bond Portfolio      Merrill Lynch Corporate/Government Index
 11/01/1994       10,000.00                        10,000.00
 12/31/1996       11,036.00                        10,292.00
 12/31/1997       12,437.57                        11,298.56
 12/31/1998       12,864.18                        12,374.86
 12/31/1999       13,490.67                        12,120.68
 12/31/2000       14,111.24                        13,568.13
 12/31/2001       14,473.90                        14,709.89
 12/31/2002       16,077.60                        16,320.62
 12/31/2003       20,916.96                        17,061.25
 12/31/2004       23,213.64                        17,769.63
 12/31/2005       24,074.87                        18,217.43


Maxim Loomis Sayles Bond Portfolio
Total Return -

One Year:         3.71%
Five Year:        11.28%
Since Inception:  9.19%



Portfolio Inception:       11/1/94

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Loomis Sayles Bond Portfolio, made at its inception, with the performance of the Merrill Lynch Corporate/Government Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Loomis Sayles Bond Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Loomis Sayles Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

February 23, 2006

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                            $           291,502,351
      Cash                                                                                                      9,604
      Collateral for securities loaned                                                                     53,709,922
      Dividends and interest receivable                                                                     4,146,691
      Subscriptions receivable                                                                                762,457
      Receivable for investments sold                                                                           3,403
                                                                                                ----------------------
                                                                                                ----------------------

      Total assets                                                                                        350,134,428
                                                                                                ----------------------
                                                                                                ----------------------

LIABILITIES:
      Due to investment adviser                                                                               223,868
      Payable upon return of securities loaned                                                             53,709,922
      Redemptions payable                                                                                   2,761,614
      Payable for investments purchased                                                                        64,967
                                                                                                ----------------------
                                                                                                ----------------------

      Total liabilities                                                                                    56,760,371
                                                                                                ----------------------
                                                                                                ----------------------

NET ASSETS                                                                                    $           293,374,057
                                                                                                ======================
                                                                                                ======================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                           $             2,454,269
      Additional paid-in capital                                                                          279,900,894
      Net unrealized appreciation on investments                                                           17,624,239
      Undistributed net investment income                                                                       9,414
      Accumulated net realized loss on investments                                                         (6,614,759)
                                                                                                ----------------------
                                                                                                ----------------------

NET ASSETS                                                                                    $           293,374,057
                                                                                                ======================
                                                                                                ======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                         $                 11.95
                                                                                                ======================
                                                                                                ======================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                          250,000,000
      Outstanding                                                                                          24,542,691

(1)  Cost of investments in securities:                                                       $           273,878,112

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
     Interest                                                                                   $              16,157,513
     Income from securities lending                                                                               147,096
     Dividends                                                                                                    503,994
                                                                                                  ------------------------
                                                                                                  ------------------------

     Total income                                                                                              16,808,603
                                                                                                  ------------------------
                                                                                                  ------------------------

EXPENSES:
     Management fees                                                                                            2,536,854
                                                                                                  ------------------------
                                                                                                  ------------------------

NET INVESTMENT INCOME                                                                                          14,271,749
                                                                                                  ------------------------
                                                                                                  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                          11,095,743
     Change in net unrealized appreciation on investments                                                     (14,886,403)
                                                                                                  ------------------------
                                                                                                  ------------------------

     Net realized and unrealized loss on investments                                                           (3,790,660)
                                                                                                  ------------------------
                                                                                                  ------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $              10,481,089
                                                                                                  ========================
                                                                                                  ========================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

                                                                                       2005                   2004
                                                                                 -----------------      -----------------
                                                                                 -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                     $       14,271,749     $       13,900,705
     Net realized gain on investments                                                  11,095,743             12,782,040
     Change in net unrealized appreciation on investments                             (14,886,403)              (480,424)
                                                                                 -----------------      -----------------
                                                                                 -----------------      -----------------

     Net increase in net assets resulting from operations                              10,481,089             26,202,321
                                                                                 -----------------      -----------------
                                                                                 -----------------      -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                       (19,640,566)           (18,442,769)
                                                                                 -----------------      -----------------
                                                                                 -----------------      -----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                151,245,397            163,324,446
     Reinvestment of distributions                                                     19,640,566             18,442,769
     Redemptions of shares                                                           (139,893,546)          (169,114,404)
                                                                                 -----------------      -----------------
                                                                                 -----------------      -----------------

     Net increase in net assets resulting from share transactions                      30,992,417             12,652,811
                                                                                 -----------------      -----------------
                                                                                 -----------------      -----------------

     Total increase in net assets                                                      21,832,940             20,412,363

NET ASSETS:
     Beginning of period                                                              271,541,117            251,128,754
                                                                                 -----------------      -----------------
                                                                                 -----------------      -----------------

     End of period  (1)                                                        $      293,374,057     $      271,541,117
                                                                                 =================      =================
                                                                                 =================      =================

OTHER INFORMATION:

SHARES:
     Sold                                                                              12,289,758             13,567,861
     Issued in reinvestment of distributions                                            1,637,919              1,545,293
     Redeemed                                                                         (11,380,233)           (14,088,377)
                                                                                 -----------------      -----------------
                                                                                 -----------------      -----------------

     Net increase                                                                       2,547,444              1,024,777
                                                                                 =================      =================
                                                                                 =================      =================

(1) Including undistributed net investment income                              $            9,414     $          307,083

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                             Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2005            2004            2003           2002           2001
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period          $        12.35  $         11.98  $        9.78  $        9.64  $       10.26

Income from Investment Operations

Net investment income                                   0.84             0.91           0.79           0.43           0.79
Net realized and unrealized gain (loss)                (0.39)            0.36           2.12           0.19          (0.53)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Total Income From Investment Operations                 0.45             1.27           2.91           0.62           0.26
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Less Distributions

From net investment income                             (0.85)           (0.90)         (0.71)         (0.48)         (0.88)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Net Asset Value, End of Period                $        11.95  $         12.35  $       11.98  $        9.78  $        9.64
                                                =============   ==============   ============   ============   ============
                                                =============   ==============   ============   ============   ============


Total Return                                           3.71%           10.98%         30.10%         11.08%          2.57%

Net Assets, End of Period ($000)              $      293,374  $       271,541  $     251,129  $     161,750  $     198,056

Ratio of Expenses to Average Net Assets                0.90%            0.90%          0.90%          0.90%          0.90%

Ratio of Net Investment Income to
     Average Net Assets                                5.06%            5.62%          6.30%          8.06%          8.30%

Portfolio Turnover Rate                               38.48%           33.18%         47.85%         26.58%         21.92%


See notes to financial statements.

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2005 and 2004

Maxim Loomis Sayles Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Loomis Sayles Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total investment return through a combination of current income and capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

        For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

        Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

        Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Effective February 9, 2005, foreign exchange rates are valued utilizing the New York closing rates instead of the London closing rates.

        Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

        The Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

        The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

        Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

        Restricted & Illiquid Securities

        The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2005 were $33,164,496, $32,644,117 and 11.13%, respectively.

        The Portfolio may own certain investment securities that have been deemed "illiquid" because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at December 31, 2005 were $563,410, $594,653 and 0.20%, respectively.

        Foreign Currency Translations

        The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2005, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $96,750 for the year ended December 31, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

       For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $103,707,808 and $79,908,428, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $30,350,726 and $24,856,039, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2005, the U.S. Federal income tax cost basis was $273,945,241. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $23,533,714 and gross depreciation of securities in which there was an excess of tax cost over value of $5,976,604 resulting in net appreciation of $17,557,110.

5. SECURITIES LOANED

       The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2005, the Portfolio had securities on loan valued at $53,457,374 and received collateral of $53,709,922 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2005 and 2004 were from ordinary income in the amount of $19,640,566 and $18,442,769, respectively.

       As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                      111,438
      Undistributed capital gains                                                                              0
                                                                                                  ---------------
      Net accumulated earnings                                                                           111,438
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                      17,557,110
      Cumulative effect of other timing differences                                                     (102,024)
      Capital loss carryforwards                                                                      (6,531,657)
      Post-October losses                                                                               (15,973)
                                                                                                  ---------------
                                                                                                  ---------------
      Tax composition of capital                                                                      11,018,894
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount and capital loss carryforwards. For the year ended December 31, 2005 the Portfolio reclassified $5,071,148 from accumulated net realized loss on investments to undistributed net investment income. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        At December 31, 2005, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $4,207,955 and $2,323,702, which expire in the years 2010 and 2011, respectively. For the year ended December 31, 2005, the Portfolio utilized $6,095,405 of capital loss carryforwards

        The Portfolio had current year deferred post-October capital losses of $15,973.

7. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2005, 0% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 4.00%
  9,000,000 Fannie Mae **                                              5,271,814
        SGD 2.290% February 19, 2009
  2,000,000 Fannie Mae **                                              1,947,932
            2.375% February 15, 2007
    500,000 Freddie Mac **                                               300,982
        SGD 3.220% June 20, 2007
  4,250,000 Freddie Mac **                                             4,132,322
            3.625% September 15, 2008
                                                                     $11,653,050

AIRLINES --- 5.31%
    100,368 American Airlines Inc                                         89,321
            Pass Thru Certificates
            8.040% September 16, 2011
    425,577 American Airlines Inc                                        434,089
            Pass Thru Certificates
            6.978% October 1, 2012
    125,000 American Airlines Inc                                        128,438
            Pass Thru Certificates
            7.024% April 15, 2011
    700,000 American Airlines Inc                                        640,473
            Pass Thru Certificates
            7.324% October 15, 2009
    125,000 American Airlines Inc ^^                                     124,201
            Pass Thru Certificates
            8.608% October 1, 2012
  1,500,291 Atlas Air Inc                                              1,251,543
            Pass Thru Certificates
            7.680% January 2, 2014
    111,243 Atlas Air Inc                                                110,142
            Pass Thru Certificates
            7.200% January 2, 2019
    394,351 Atlas Air Inc                                                350,483
            Pass Thru Certificates
            9.057% January 2, 2014
  1,326,184 Atlas Air Inc                                              1,093,017
            Pass Thru Certificates
            7.630% January 2, 2015
    913,951 Atlas Air Inc                                                573,651
            Pass Thru Certificates
            8.770% January 2, 2011
    830,498 Atlas Air Inc ^^                                             817,650
            Pass Thru Certificates
            7.380% January 2, 2018

    929,883 Continental Airlines Inc                                     906,422
            Pass Thru Certificates
            6.703% June 15, 2021
     83,059 Continental Airlines Inc                                      73,224
            Pass Thru Certificates
            8.307% October 2, 2019
  5,637,959 Continental Airlines Inc                                   5,629,404
            Pass Thru Certificates
            6.545% August 2, 2020
  2,135,224 Continental Airlines Inc                                   2,086,535
            Pass Thru Certificates
            6.648% March 15, 2019
    688,043 Continental Airlines Inc ^^                                  599,064
            Pass Thru Certificates
            7.373% December 15, 2015
    200,000 Continental Airlines Inc ^^                                  254,250
            Pass Thru Certificates
            5.000% June 15, 2023
    300,858 US Airways                                                   298,166
            Pass Thru Certificates
            6.850% January 30, 2018
                                                                     $15,460,073

AUTO PARTS & EQUIPMENT --- 0.38%
  2,190,000 Delphi Corp ++ ^^                                          1,111,425
            Debentures
            7.125% May 1, 2029
                                                                      $1,111,425

AUTOMOBILES --- 0.37%
  1,735,000 Ford Motor Co                                              1,075,700
            Debentures
            6.375% February 1, 2029
                                                                      $1,075,700

BANKS --- 1.26%
  2,500,000 HSBC Bank USA #                                            2,476,250
            Notes
            3.310% August 25, 2010
  1,000,000 Keycorp Capital III                                        1,209,532
            Company Guaranteed Notes
            7.750% July 15, 2029
                                                                      $3,685,782

BIOTECHNOLOGY --- 1.30%
    850,000 Chiron Corp                                                  835,125
            Convertible
            1.625% August 1, 2033
  1,550,000 Enzon Pharmaceuticals Inc                                  1,391,125
            Convertible
            4.500% July 1, 2008
    100,000 Invitrogen Corp ^^                                            84,500
            Convertible
            1.500% February 15, 2024
    455,000 Nektar Therapeutic                                           445,900
            Convertible
            3.500% October 17, 2007
    285,000 Nektar Therapeutic #                                         286,781
            Convertible
            3.250% September 28, 2012
    785,000 Regeneron Pharmaceuticals Inc                                747,713
            Convertible
            5.500% October 17, 2008
                                                                      $3,791,144

BROADCAST/MEDIA --- 0.33%
  1,000,000 Clear Channel Communications Inc ^^                          961,256
            Notes
            4.250% May 15, 2009
                                                                        $961,256

CANADIAN - FEDERAL --- 7.11%
  1,400,000 Government of Canada                                       1,262,656
        CAD Bonds
            6.000% June 1, 2008
 12,085,000 Government of Canada                                      10,504,379
        CAD Bonds
            4.500% September 1, 2007
 10,325,000 Government of Canada                                       8,962,485
        CAD Bonds
            4.250% September 1, 2008
                                                                     $20,729,520

CANADIAN - PROVINCIAL --- 7.11%
  3,708,640 Province of Alberta                                        3,466,970
        CAD Debentures
            5.930% September 16, 2016
  2,925,000 Province of British Columbia                               2,548,571
        CAD Debentures
            5.250% December 1, 2006
  1,500,000 Province of British Columbia                               1,350,045
        CAD Debentures
            6.000% June 9, 2008
 11,300,000 Province of Manitoba                                      10,107,544
        CAD Debentures
            5.750% June 2, 2008
  3,750,000 Province of Ontario                                        3,239,720
        CAD Debentures
            5.900% March 8, 2006
                                                                     $20,712,850

COMMUNICATIONS - EQUIPMENT --- 1.78%
  1,000,000 Corning Inc                                                1,062,559
            Debentures
            6.750% September 15, 2013
    250,000 Lucent Technologies Inc                                      210,000
            Debentures
            6.500% January 15, 2028
  4,555,000 Lucent Technologies Inc                                    3,905,913
            Debentures
            6.450% March 15, 2029
                                                                      $5,178,472

COMPUTER HARDWARE & SYSTEMS --- 0.09%
    290,000 Maxtor Corp ^                                                266,800
            Convertible
            5.750% March 1, 2012
                                                                        $266,800

CONTAINERS --- 0.05%
    150,000 Owens-Illinois Inc                                           149,250
            Debentures
            7.800% May 15, 2018
                                                                        $149,250

ELECTRIC COMPANIES --- 2.90%
    105,000 Commonwealth Edison Co ^                                     101,651
            Debentures
            4.750% December 1, 2011
  3,385,000 Empresa Nacional de Electricidad SA                        3,742,077
            Bonds
            7.875% February 1, 2027
  1,889,000 Enersis SA                                                 2,053,148
            Yankee Notes
            7.400% December 1, 2016
    700,000 Enersis SA                                                   752,938
            Bonds
            7.375% January 15, 2014
    442,500 Quezon Power Philippines Ltd                                 429,225
            Bonds
            8.860% June 15, 2017
    250,000 SP Powerassets Ltd                                           152,664
        SGD Notes
            3.730% October 22, 2010
    250,000 Southern California Edison Co                                272,490
            Notes
            7.625% January 15, 2010
    130,000 TXU Corp                                                     123,479
            Notes
            5.550% November 15, 2014
    865,000 TXU Corp                                                     817,337
            Notes
            6.550% November 15, 2034
                                                                      $8,445,009

ELECTRONIC INSTRUMENT & EQUIP --- 1.05%
  2,000,000 Arrow Electronics Inc                                      2,135,962
            Senior Notes
            6.875% July 1, 2013
    770,000 Avnet Inc                                                    749,054
            Notes
            6.000% September 1, 2015
    175,000 SCI Systems Inc                                              167,563
            Convertible
            3.000% March 15, 2007
                                                                      $3,052,579

ELECTRONICS - SEMICONDUCTOR --- 0.38%
    500,000 Amkor Technology Inc ^^                                      471,875
            Convertible
            5.000% March 15, 2007
    125,000 Amkor Technology Inc ^^                                      110,000
            Senior Notes
            7.125% March 15, 2011
    250,000 Hynix Semiconductor Inc #                                    271,250
            Senior Notes
            9.875% July 1, 2012
     35,000 Kulicke & Soffa Industries Inc                                29,400
            Convertible
            1.000% June 30, 2010
    240,000 Kulicke & Soffa Industries Inc                               186,900
            Convertible
            .500% November 30, 2008
     40,000 Richardson Electronics Ltd #                                  36,400
            Convertible
            7.750% December 15, 2011
                                                                      $1,105,825

ENGINEERING & CONSTRUCTION --- 0.04%
    125,000 North American Energy Partners Inc                           117,813
            Senior Notes
            8.750% December 1, 2011
                                                                        $117,813

FINANCIAL SERVICES --- 6.92%
  1,355,000 Astoria Depositor Corp #                                   1,405,718
            Pass Thru Certificates
            8.144% May 1, 2021
  1,650,000 Cerro Negro Finance Ltd #                                  1,559,250
            Bonds
            7.900% December 1, 2020
  1,245,000 Ford Motor Credit Co                                       1,063,799
            Notes
            7.000% October 1, 2013
    150,000 Ford Motor Credit Co                                         127,509
            Notes
            5.700% January 15, 2010
 12,375,000 General Electric Capital Corp                              8,359,854
        NZD Senior Unsubordinated Notes
            6.500% September 28, 2015
     45,000 General Motors Acceptance Corp                                43,105
            Bonds
            8.000% November 1, 2031
  2,000,000 General Motors Acceptance Corp +                           1,889,108
            Notes
            5.220% March 20, 2007
    500,000 General Motors Acceptance Corp +                             468,665
            Notes
            5.100% July 16, 2007
    260,000 General Motors Acceptance Corp ^^                            233,901
            Global Notes
            6.750% December 1, 2014

 12,275,000 JP Morgan Chase Bank NA # ~                                2,900,891
        BRL Zero Coupon
            13.870% May 17, 2010
17,433,642,500 JP Morgan Chase London # ~                                986,167
        IDR Zero Coupon
            12.240% October 21, 2010
    433,710 Power Receivables Finance #                                  440,883
            Senior Notes
            6.290% January 1, 2012
    750,000 Toll Bros Finance Corp #                                     695,146
            Notes
            5.150% May 15, 2015
                                                                     $20,173,996

FOREIGN BANKS --- 3.20%
125,000,000 Barclays Financial LLC #                                   2,844,302
        THB Bonds
            4.160% February 22, 2010
3,020,000,000 Barclays Financial LLC #                                 2,860,314
        KRW Notes
            4.060% September 16, 2010
159,000,000 Barclays Financial LLC #                                   3,631,517
        THB Bonds
            4.100% March 22, 2010
                                                                      $9,336,133

FOREIGN GOVERNMENTS --- 8.27%
  1,356,250 Government of Argentina                                    1,213,708
            Bonds
            4.005% August 3, 2012
    100,000 Government of Brazil                                         111,500
            Unsubordinated Notes
            8.875% April 15, 2024
  1,150,000 Government of Brazil ^^                                    1,482,350
            Unsubordinated Notes
            11.000% August 17, 2040
  2,065,000 Government of Brazil ^^                                    2,191,998
            Bonds
            8.250% January 20, 2034
  5,670,000 Government of Brazil ^^                                    7,130,025
            Bonds
            10.125% May 15, 2027
 80,000,000 Government of Mexico                                       7,079,426
        MXP Bonds
            8.000% December 7, 2023
    250,000 Government of Mexico                                         278,750
            Global Notes
            7.500% January 14, 2012
 16,700,000 Government of Norway                                       2,571,874
        NOK Global Bonds
            6.750% January 15, 2007
    490,000 Government of Peru "                                         456,925
            Step Bond 3.250% - 5.000%
            6.180% March 7, 2017
  3,000,000 Government of South Africa                                   496,215
        ZAR Bonds
            12.500% December 21, 2006
    719,600 Government of Uruguay                                        724,997
            Global Notes
            7.875% January 15, 2033
    360,000 Government of Uruguay                                        369,900
            Global Notes
            7.500% March 15, 2015
                                                                     $24,107,668

GOLD, METALS & MINING --- 0.23%
    750,000 AK Steel Corp                                                676,875
            Company Guaranteed Notes
            7.750% June 15, 2012
    500,000 Murrin Murrin Holdings ++                                        500
            Bonds
            9.375% August 31, 2027
                                                                        $677,375

HEALTH CARE RELATED --- 2.04%
  2,400,000 HCA Inc                                                    2,297,858
            Debentures
            7.050% December 1, 2027
    960,000 HCA Inc                                                      978,012
            Notes
            7.580% September 15, 2025
  2,000,000 HCA Inc                                                    2,001,422
            Notes
            6.250% February 15, 2013
    640,000 HCA Inc ^^                                                   660,810
            Bonds
            7.500% November 6, 2033
                                                                      $5,938,102

HOMEBUILDING --- 0.28%
    850,000 Lennar Corp                                                  820,695
            Company Guaranteed Notes
            5.600% May 31, 2015
                                                                        $820,695

INSURANCE RELATED --- 1.93%
  9,600,000 ASIF Global Finance XXVII #                                5,617,246
        SGD Senior Notes
            2.380% February 26, 2009
                                                                      $5,617,246

INVESTMENT BANK/BROKERAGE FIRM --- 0.32%
    950,000 Morgan Stanley                                               925,501
            Notes
            3.625% April 1, 2008
                                                                        $925,501

MANUFACTURING --- 1.01%
  1,550,000 Bombardier Inc                                             1,146,716
        CAD Debentures
            7.350% December 22, 2026
    480,000 Borden Inc                                                   428,400
            Debentures
            9.200% March 15, 2021
  1,720,000 Borden Inc                                                 1,376,000
            Debentures
            7.875% February 15, 2023
                                                                      $2,951,116

MEDICAL PRODUCTS --- 0.66%
  1,500,000 Bausch & Lomb Inc                                          1,623,170
            Debentures
            7.125% August 1, 2028
    500,000 EPIX Pharmaceuticals Inc                                     300,000
            Convertible
            3.000% June 15, 2024
                                                                      $1,923,170

MISCELLANEOUS --- 0.39%
  1,149,873 PF Export Rec Master Trust Technologies #                  1,148,102
            Senior Notes
            6.436% June 1, 2015
                                                                      $1,148,102

OFFICE EQUIPMENT & SUPPLIES --- 0.27%
    750,000 Xerox Capital Trust I                                        772,500
            Company Guaranteed Notes
            8.000% February 1, 2027
                                                                        $772,500

OIL & GAS --- 3.51%
    500,000 Devon Energy Corp                                            575,625
            Convertible
            4.900% August 15, 2008
    700,000 Devon Energy Corp                                            805,875
            Convertible
            4.950% August 15, 2008
    250,000 El Paso Corp                                                 249,375
            Senior Notes
            7.800% August 1, 2031
    200,000 El Paso Corp #                                               196,000
            Notes
            6.375% February 1, 2009
  2,000,000 El Paso Corp # ^^                                          1,815,000
            Bonds
            6.950% June 1, 2028
  3,100,000 El Paso Corp ^^                                            3,076,750
            Senior Notes
            7.000% May 15, 2011
    710,000 El Paso Corp # ^^                                            724,200
            Notes
            7.750% June 15, 2010
  1,212,000 Pecom Energia SA #                                         1,242,300
            Notes
            8.125% July 15, 2010
    800,000 Petrozuata Finance Inc #                                     752,000
            Company Guaranteed Bonds
            8.220% April 1, 2017

    776,000 Williams Cos Inc                                             803,160
            Debentures
            7.500% January 15, 2031
                                                                     $10,240,285

OTHER ASSET-BACKED --- 0.16%
    500,000 Community Program Loan Trust                                 460,989
            Series 1987-A Class A5
            4.500% April 1, 2029
                                                                        $460,989

PAPER & FOREST PRODUCTS --- 2.07%
    105,000 Georgia-Pacific Corp                                          94,500
            Debentures
            7.375% December 1, 2025
    245,000 Georgia-Pacific Corp                                         217,131
            Bonds
            7.250% June 1, 2028
  5,730,000 Georgia-Pacific Corp                                       5,228,625
            Notes
            7.750% November 15, 2029
    500,000 International Paper Co                                       485,263
            Notes
            4.250% January 15, 2009
                                                                      $6,025,519

PHARMACEUTICALS --- 2.15%
  2,190,000 Bristol-Myers Squibb Co ^^                                 2,157,260
            Convertible
            3.991% September 15, 2023
  3,105,000 Elan Finance PLC                                           2,903,175
            Senior Notes
            7.750% November 15, 2011
     75,000 IVAX Corp                                                     75,563
            Convertible
            4.500% May 15, 2008
    475,000 Valeant Pharmaceuticals International                        404,938
            Convertible
            4.000% November 15, 2013
    860,000 Valeant Pharmaceuticals International ^^                     736,375
            Convertible
            3.000% August 16, 2010
                                                                      $6,277,311

RAILROADS --- 0.10%
    386,000 Missouri Pacific Railroad Co                                 295,612
            Debentures
            5.000% January 1, 2045
                                                                        $295,612

REAL ESTATE --- 1.02%
  2,200,000 Highwoods Properties Inc REIT                              2,412,854
            Senior Notes
            7.500% April 15, 2018

    500,000 Spieker Properties Inc REIT                                  574,068
            Debentures
            7.350% December 1, 2017
                                                                      $2,986,922

RETAIL --- 3.23%
  2,820,000 Albertson's Inc                                            2,614,377
            Debentures
            7.450% August 1, 2029
    545,000 Albertson's Inc                                              464,931
            Notes
            6.625% June 1, 2028
    270,000 Albertson's Inc                                              265,639
            Debentures
            8.000% May 1, 2031
    500,000 Dillard's Inc                                                490,000
            Debentures
            7.875% January 1, 2023
    500,000 Dillard's Inc                                                501,250
            Unsecured Notes
            6.625% November 15, 2008
  1,000,000 Dillard's Inc                                                970,000
            Debentures
            7.750% July 15, 2026
    500,000 Dillard's Inc ^^                                             461,875
            Unsecured Notes
            6.625% January 15, 2018
    750,000 Foot Locker Inc                                              793,125
            Debentures
            8.500% January 15, 2022
    350,000 Toys R Us Inc ^^                                             252,000
            Notes
            7.375% October 15, 2018
  1,500,000 Wal-Mart Stores                                            2,611,556
        GBP Notes
            4.750% January 29, 2013
                                                                      $9,424,753

SUPRANATIONALS --- 5.53%
 17,325,000 Inter-American Development Bank                           11,555,182
        NZD Senior Unsecured Notes
            6.000% December 15, 2017
 17,500,000 Inter-American Development Bank ~                          4,563,786
        BRL Zero Coupon
            18.840% May 11, 2009
                                                                     $16,118,968

TELEPHONE & TELECOMMUNICATIONS --- 4.62%
    850,000 Level 3 Communications Inc                                   536,563
            Convertible
            2.875% July 15, 2010
    290,000 Nextel Communications Inc                                    289,638
            Convertible
            5.250% January 15, 2010
    250,000 Nortel Networks Corp                                         223,750
            Notes
            6.875% September 1, 2023
  2,235,000 Nortel Networks Corp                                       2,095,313
            Convertible
            4.250% September 1, 2008
  1,585,000 Northern Telecom Capital                                   1,533,488
            Company Guaranteed Notes
            7.875% June 15, 2026
    500,000 Philippine Long Distance Telephone Co                        527,500
            Notes
            8.350% March 6, 2017
    150,000 Qwest Capital Funding Inc                                    145,500
            Unsecured Notes
            7.625% August 3, 2021
    225,000 Qwest Capital Funding Inc ^^                                 227,813
            Unsecured Notes
            7.250% February 15, 2011
  3,500,000 Qwest Capital Funding Inc ^^                               3,351,250
            Company Guaranteed Notes
            7.750% February 15, 2031
    125,000 Qwest Capital Funding Inc ^^                                 126,250
            Unsecured Notes
            7.000% August 3, 2009
    500,000 Qwest Corp                                                   497,500
            Debentures
            7.250% September 15, 2025
  1,870,000 US West Capital Funding Inc                                1,855,975
            Company Guaranteed Bonds
            6.375% July 15, 2008
    250,000 US West Capital Funding Inc                                  227,500
            Company Guaranteed Bonds
            6.500% November 15, 2018
  2,005,000 US West Capital Funding Inc                                1,829,563
            Bonds
            6.875% July 15, 2028
                                                                     $13,467,603

TEXTILES --- 0.09%
     49,000 Dixie Group Inc ^^                                            47,040
            Convertible
            7.000% May 15, 2012
    250,000 Kellwood Co ^                                                226,202
            Debentures
            7.625% October 15, 2017
                                                                        $273,242

TOBACCO --- 0.52%
  1,375,000 Altria Group Inc                                           1,504,584
            Notes
            7.000% November 4, 2013
                                                                      $1,504,584

TRANSPORTATION --- 0.60%
  1,650,000 APL Ltd                                                    1,668,563
            Debentures
            8.000% January 15, 2024
    175,000 Builders Transport Inc @ ++ (delta)                                0
            Convertible
            8.000% August 15, 2006
    100,000 Preston Corp/Yellow Corp                                      93,000
            Convertible
            7.000% May 1, 2011
                                                                      $1,761,563

U.S. GOVERNMENTS --- 10.00%
  1,620,000 United States of America                                   1,608,103
            2.500% May 31, 2006
  5,800,000 United States of America ^^                                5,795,244
            4.375% May 15, 2007
 11,565,000 United States of America ^^                               11,239,283
            3.000% February 15, 2008
 10,935,000 United States of America ^^                               10,504,434
            2.625% May 15, 2008
                                                                     $29,147,064

UTILITIES --- 2.60%
    240,000 AES Corp                                                     251,700
            Senior Notes
            7.750% March 1, 2014
  1,130,000 AES Corp                                                   1,227,463
            Senior Subordinated Debentures
            8.875% November 1, 2027
  1,780,000 Calpine Canada Energy Finance ++ ^^                          663,050
            Company Guaranteed Notes
            8.500% May 1, 2008
    885,000 Calpine Corp ++                                              269,925
            Senior Notes
            8.500% February 15, 2011
    920,000 Calpine Corp # ++ ^^                                         754,400
            Senior Notes
            8.500% July 15, 2010
    145,000 Calpine Corp ++ ^^                                            62,350
            Senior Notes
            7.750% April 15, 2009
    300,000 Calpine Corp ++ ^^                                           129,000
            Senior Notes
            7.875% April 1, 2008
  1,000,000 Constellation Energy Group                                   938,009
            Notes
            4.550% June 15, 2015
    180,000 Dynegy Holdings Inc                                          160,200
            Debentures
            7.125% May 15, 2018
    415,000 Dynegy Holdings Inc                                          369,350
            Debentures
            7.625% October 15, 2026
  2,290,000 El Paso Energy Corp ^^                                     2,272,825
            Senior Notes
            6.750% May 15, 2009
    245,000 NGC Corp Capital Trust ^^                                    216,825
               Company Guaranteed Notes
            8.316% June 1, 2027
    250,000 Texas - New Mexico Power Co                                  256,585
            Senior Notes
            6.250% January 15, 2009
                                                                      $7,571,682

TOTAL BONDS --- 95.18%                                              $277,444,249
(Cost $263,228,208)

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

COMMUNICATIONS - EQUIPMENT --- 0.35%
     51,679 Corning Inc*                                               1,016,009
                                                                      $1,016,009

ELECTRIC COMPANIES --- 0.19%
     25,000 Southern California Edison Co                                542,250
                                                                        $542,250

INSURANCE RELATED --- 0.74%
     87,625 Travelers Property Casualty Corp                           2,171,348
                                                                      $2,171,348

REAL ESTATE --- 0.01%
      2,213 Host Marriott Corp                                            41,927
                                                                         $41,927

TELEPHONE & TELECOMMUNICATIONS --- 1.02%
     89,071 Philippine Long Distance Telephone Co sponsored ADR        2,987,435
                                                                      $2,987,435

TOTAL COMMON STOCK --- 2.33%                                          $6,758,969
(Cost $4,481,507)

PREFERRED STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES --- 0.10%
        300 Lucent Technologies Capital Trust 1                          286,500
                                                                        $286,500

CONTAINERS --- 0.19%
     16,500 Owens-Illinois Inc                                           561,000
                                                                        $561,000

ELECTRIC COMPANIES --- 0.30%
      5,000 AES Trust III                                                220,625
      1,304 Entergy Louisiana Inc                                         92,462
      2,255 New York State Electric & Gas Corp                           137,555
      5,000 Union Electric Co                                            400,250
        300 Xcel Energy Inc                                               20,475
                                                                        $871,367

FINANCIAL SERVICES --- 0.07%
      3,070 Host Marriott Financial Trust                                192,259
                                                                        $192,259

HOUSEHOLD GOODS --- 0.42%
     29,750 Newell Financial Trust Inc                                 1,234,625
                                                                      $1,234,625

MACHINERY --- 0.57%
     17,500 Cummins Capital Trust I                                    1,662,500
                                                                      $1,662,500

REAL ESTATE --- 0.02%
      2,000 FelCor Lodging Trust Inc REIT                                 47,250
                                                                         $47,250

UTILITIES --- 0.02%
        523 MDU Resources Group Inc                                       52,300
                                                                         $52,300

TOTAL PREFERRED STOCK --- 1.67%                                       $4,907,801
(Cost $3,777,064)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  2,392,000 Federal Home Loan Bank                                     2,391,332
               3.400%, January 3, 2006
                                                                      $2,391,332

TOTAL SHORT-TERM INVESTMENTS --- 0.82%                                $2,391,332
(Cost $2,391,332)

TOTAL MAXIM LOOMIS SAYLES BOND PORTFOLIO --- 100%                  $291,502,351
(Cost $273,878,112)

Legend
* Non-income Producing Security
@ Security has no market value at December 31, 2005.
# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale. ^ Illiquid Security. ~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase. " Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2005. ++ Security in default at December 31, 2005.
** Security is an agency note with maturity date and interest rate indicated. (delta) Security is fair valued at December 31, 2005. + Represents the current interest rate for variable rate security. ADR - American Depository Receipt REIT
- Real Estate Investment Trust ^^ A portion or all of the security is on loan at December 31, 2005 See Notes to Financial Statements.

Currency Abbreviations BRL - Brazilian Real CAD - Canadian Dollars GBP - Great Britain Pound IDR - Indonesian Rupiah KRW - South Korean Won MXP - Mexican Peso NOK - Norwegian Krone NZD - New Zealand Dollars SGD - Singapore Dollars THB - Thai Baht ZAR - South African Rand


     Maxim Series Fund, Inc.

Summary of Investments by Moody's Rating

Maxim Loomis Sayles Bond Portfolio
December 31, 2005
Unaudited

                                                                     % of Portfolio
       Moody's Rating                       Value ($)                  Investments
------------------------------    -----------------------------    --------------------
------------------------------    -----------------------------    --------------------
Aaa                                                 95,472,082                  32.74%
Aa                                                  31,257,901                  10.72%
A                                                    3,456,113                   1.19%
Baa                                                 38,756,658                  13.30%
Ba                                                  48,003,042                  16.47%
B                                                   24,414,661                   8.38%
C                                                   15,743,319                   5.40%
P2                                                   4,833,225                   1.66%
Not Rated                                           29,565,350                  10.14%
                                  -----------------------------    --------------------
                                  -----------------------------    --------------------
                                                 $ 291,502,351                 100.00%
                                  =============================    ====================
                                  =============================    ====================

SHAREHOLDER EXPENSE EXAMPLE
Maxim Loomis Sayles Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                Beginning         Ending       Expenses Paid
                              Account Value   Account Value    During Period*
                               (6/30/2005)     (12/31/2005)  (6/30/05-12/31/05)

 Actual                          $ 1,000.00       $ 1,017.26       $ 4.58

 Hypothetical
 (5% return before expenses)     $ 1,000.00       $ 1,020.67       $ 4.58

*Expenses are equal to the Portfolio's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

-----------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- ------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (80)    Director     March 22, 1988    President Emeritus, Denver Metro         34
                                  to present        Chamber of Commerce
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         34
Koeppe (73)                       to present

------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       34
(65)                              to present        and Daniel, P.C.
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    Beginning January 1, 2006:  Vice        34       Director,
McCallum (63)        President    present            Chairman, Great-West Life &                      Great-West
                                                     Annuity Insurance Company                        Lifeco Inc.,
                                                     ;Through December 31, 2005:                      Great-West Life
                                                     President and Chief Executive                    & Annuity
                                                     Officer of Great-West Life &                     Insurance
                                                     Annuity Insurance Company, United                Company, First
                                                     States Operations of The                         Great-West Life
                                                     Great-West Life Assurance                        & Annuity
                                                     Company, and the United States                   Insurance
                                                     Operations of The Canada Life                    Company, GWL&A
                                                     Assurance Company;  Co-President                 Financial Inc.,
                                                     and Chief Executive Officer of                   The Great-West
                                                     Great-West Lifeco Inc.;                          Life Assurance
                                                     President and Chief Executive                    Company, The
                                                     Officer of GWL&A Financial Inc.                  Canada Life
                                                     and Canada Life Insurance Company                Assurance
                                                     of America (through February 13,                 Company, Canada
                                                     2006); President and Chief                       Life Insurance
                                                     Executive Officer of First                       Company of
                                                     Great-West Life & Annuity                        America, and
                                                     Insurance Company and Alta Health                Alta Health &
                                                     & Life Insurance Company                         Life Insurance
                                                                                                      Company.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            34       Director, Alta
Graye (50)                        present            Chief Financial Officer of                       Health & Life
                                                     Great-West Life & Annuity                        Insurance
                                                     Insurance Company, First                         Company, EMJAY
                                                     Great-West Life & Annuity                        Corporation,
                                                     Insurance Company, Canada Life                   EMJAY Retirement
                                                     Insurance Company of America,                    Plan Services,
                                                     GWL&A Financial, Inc., the United                Inc., GWL
                                                     States Operations of The                         Properties,
                                                     Great-West Life Assurance                        Inc., Great-West
                                                     Company, and the United States                   Benefit
                                                     Operations for The Canada Life                   Services, Inc.;
                                                     Assurance Company;  President, GW                Manager, GW
                                                     Capital Management, LLC,  Orchard                Capital
                                                     Capital Management, LLC, and GWL                 Management, LLC,
                                                     Properties, Inc.; Executive Vice                 Orchard Capital
                                                     President, Orchard Trust Company,                Management, LLC,
                                                     LLC                                              Orchard Trust
                                                                                                      Company, LLC and
                                                                                                      FASCore, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        34           Manager,
(59)                              2001 to present    Administration of Great-West Life                    Greenwood
                                                     & Annuity Insurance Company,                       Investments,
                                                     GWL&A Financial, Inc., the United                 LLC; Director,
                                                     States Operations of The                            Great-West
                                                     Great-West Life Assurance                             Benefit
                                                     Company, the United States                        Services, Inc.,
                                                     Operations of The Canada Life                     GWL Properties,
                                                     Assurance Company; Senior Vice                         Inc.
                                                     President, Corporate Finance and
                                                     Investment Operations of Canada
                                                     Life Insurance Company of
                                                     America, EMJAY Corporation, EMJAY
                                                     Retirement Plan Services, Inc.,
                                                     FASCore, LLC and Orchard Trust
                                                     Company, LLC.  Senior Vice
                                                     President and Treasurer, GW
                                                     Capital Management, LLC, and
                                                     Orchard Capital Management, LLC;
                                                     President, Greenwood Investments,
                                                     LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President, Counsel and             34             None
Byrne (50)                        to present         Associate Secretary, Great-West
                                                     Life & Annuity Insurance
                                                     Company, GWL&A Financial
                                                     Inc., First Great-West Life
                                                     & Annuity Insurance
                                                     Company, Canada Life
                                                     Insurance Company of
                                                     America, the United States
                                                     Operations of The
                                                     Great-West Life Assurance
                                                     Company, the United States
                                                     Operations of The Canada
                                                     Life Assurance Company;
                                                     Vice President, Counsel and
                                                     Secretary, FASCore, LLC;
                                                     Vice President and Counsel,
                                                     Orchard Trust Company, LLC;
                                                     Secretary and Chief
                                                     Compliance Officer, GW
                                                     Capital Management, LLC,
                                                     Orchard Capital Management,
                                                     LLC, GWFS Equities, Inc.,
                                                     and Advised Assets Group,
                                                     LLC; Secretary and
                                                     Compliance Officer, EMJAY
                                                     Corporation, EMJAY
                                                     Retirement Plan Services,
                                                     Inc., BenefitsCorp, Inc.,
                                                     BenefitsCorp, Inc. of
                                                     Wyoming, Secretary,
                                                     Greenwood Investments, LLC
                                                     and One Orchard Equities,
                                                     Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

*    Refers to a Director or officer who is an "interested person" of Maxim
     Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent
     Director."

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2005, there were 34 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments made to the registrant's Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(f)  A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $252,000 for fiscal year 2004 and $272,700 for fiscal year 2005.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $33,000 for fiscal year 2004 and $35,300 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $174,085 for fiscal year 2004 and $133,810 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.



         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2004 equaled $429,000, and for fiscal year 2005 equaled $499,505.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  SCHEDULE OF INVESTMENTS.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item10.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.


TURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.



By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006



By:      /s/ G. R. McDonald
         ------------------
         G. R. McDonald Treasurer

Date:    February 28, 2006